DRY DOCK	12 Months Ended
Dec. 31, 2011
DRY DOCK [Abstract]
DRY DOCK
3.	DRY DOCK

The capitalized amounts in dry dock at December 31, 2011 and 2010 were as follows:

	At December 31,
	2011	2010

Original book value	$19,786	$16,308
Accumulated amortization	(14,698)	(10,620)
Net book value	$5,088	$5,688

For the three years ended December 31, 2011 amortization expense was $4,078, $4,186 and $3,425, respectively.